Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS

NOTE 5 - CASH AND CASH EQUIVALENTS:

	As of December 31
	2017	2016
	USD in thousands
Cash in banks	1,828	1,944
Short-term bank deposits	1,000	1,057
	2,828	3,001

The currencies in which the cash and cash equivalents are denominated or to which they are linked are as follows:

	December 31
	2017	2016
	USD in thousands
USD	2,220	2,040
NIS	354	880
Other currencies	254	81
	2,828	3,001

The carrying amount of the cash and cash equivalents approximates their fair value.